UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tobias Bros., Inc.
Address:     623 Fifth Avenue
             Suite 2501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-251-3200

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             8-1-2007
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Explanatory Note:

Schedule 13Fs previously filed were filed by a reporting person different from, but affiliated with, the reporting person of this Schedule 13F. The change in reporting person merely reflects certain organizational changes within the reporting person of this Schedule 13F.


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Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                103

Form 13F Information Table Value Total:           $169,376
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



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                                                              FORM 13F-HR
                                                         QTR Ending 6/30/2007

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    OTH       VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x1000)     PRN AMT PRN CALL    SOLE    SHRD      MGR  SOLE     SHRD  NONE
ABX AIR INC                         OTC EQ    00080S101         584           72500 N        X                     X
ADOBE SYSTEMS INC                   OTC EQ    00724F101        4015          100000 N        X                     X
AMERICAN EAGLE OUTFITTERS           COMMON     0253E106         898           35000 N        X                     X
AMR CORP-DEL                        COMMON    001765106        1976           75000 N        X                     X
ABERCROMBIE & FITCH CO-CL           COMMON    002896207        1890           25900 N        X                     X
ON ASSIGNMENT INC                   OTC EQ    682159108         750           70000 N        X                     X
ATMEL CORP                          OTC EQ    049513104         139           25000 N        X                     X
CALL BUILD-A-BEAR WOR SEP 22.5      CALL O    1200767IX         103           25000 C        X                     X
CALL BEST BUY CO INC JUL 50         CALL O    0865167GJ           3           43100 C        X                     X
CALL BEA SYSTEMS INC JUL 15         CALL O    0733257GC          15           40000 C        X                     X
BEA SYSTEMS INC                     OTC EQ    073325102        6434          470000 N        X                     X
BAKER HUGHES INC                    COMMON    057224107        6310           75000 N        X                     X
BJS RESTAURANTS INC                 OTC EQ    09180C106         247           12500 N        X                     X
CALL BRISTOL-MYERS SQ AUG 30        CALL O    1101227HF          28           15000 C        X                     X
PEABODY ENERGY CORPORATION          COMMON    704549104        1935           40000 N        X                     X
BLACKSTONE GROUP LP UNIT R          COMMON    09253U108         913           31200 N        X                     X
CHEESECAKE FACTORY INC              OTC EQ    163072101        1226           50000 N        X                     X
CSK AUTO CORP                       COMMON    125965103         212           11500 N        X                     X
CHEMTURA CORP                       COMMON    163893100         278           25000 N        X                     X
CHATTEM INC                         OTC EQ    162456107         887           14000 N        X                     X
CUMMINS IC                          COMMON    231021106        5567           55000 N        X                     X
COACH INC                           COMMON    189754104         355            7500 N        X                     X
COMVERGE INC                        OTC EQ    205859101        2093           67500 N        X                     X
CALIFORNIA PIZZA KITCHEN I          OTC EQ    13054D109         376           17500 N        X                     X
CREE INC                            OTC EQ    225447101        3231          125000 N        X                     X
CORNELL CORRECTIONS INC             COMMON    219141108         246           10000 N        X                     X
CROCS INC                           OTC EQ    227046109         301            7000 N        X                     X
CIRRUS LOGIC INC                    OTC EQ    172755100         830          100000 N        X                     X
CAPITAL TRUST INC MD                COMMON    14052H506         854           25000 N        X                     X
DELTA AIR LINES INC                 COMMON    247361702        1478           75000 N        X                     X
DANAHER CORP                        COMMON    235851102         755           10000 N        X                     X
DELIA*S INC                         OTC EQ    246911101         153           20000 N        X                     X
DYNEGY INC DEL CL A                 COMMON    26817G102         708           75000 N        X                     X
ENCORE ACQUISITION CO               COMMON    29255W100        1946           70000 N        X                     X
EL PASO CORPORATION                 COMMON    28336L109        4699          272700 N        X                     X
EATON CORP                          COMMON    278058102        3720           40000 N        X                     X
CALL FORD MOTOR CO JUL 9            CALL O    3453707GL         110          200000 C        X                     X
FUELCELL ENERGY INC                 OTC EQ    35952H106        4356          550000 N        X                     X
FOOT LOCKER INC                     COMMON    344849104         279           12800 N        X                     X
GREAT ATLANTIC & PACIFIC T          COMMON    390064103         419           12500 N        X                     X
GEO GROUP INC                       COMMON    36159R103         291           10000 N        X                     X
GAYLORD ENTERTAINMENT CO N          COMMON    367905106         719           13400 N        X                     X
PUT GENERAL MTRS JUL 40             PUT OP    3704427SH          77           30000 P        X                     X
GOOGLE INC                          OTC EQ    38259P508        7841           15000 N        X                     X
CALL GAP INC/THE SEP 20             CALL O    3647607ID          48           45000 C        X                     X
GAP INC                             COMMON    364760108        1795           94000 N        X                     X
GOLDEN STAR RESOURCES LTD           COMMON    38119T104         130           35000 N        X                     X
HALLIBURTON CO                      COMMON    406216101        5147          149200 N        X                     X
HANOVER COMPRESSOR CO               COMMON    410768105        2385          100000 N        X                     X
HEELYS INC                          OTC EQ    42279M107         225            8700 N        X                     X
STARWOOD HOTELS & RESORTS           COMMON    85590A401        5701           85000 N        X                     X
CALL HOST HOTELS AUG 22.50          CALL O    44107P7HX          34           20000 C        X                     X
HOST HOTELS & RESORTS INC           COMMON    44107P104        3359          145300 N        X                     X
PUT ISHARE DJ US TR SEP 100         PUT OP       QIYHUT          46            5000 P        x                     x
J C PENNEY CO INC                   COMMON    708160106        1810           25000 N        X                     X
KBR INC                             COMMON    48242W106        1770           67500 N        X                     X
KEY ENERGY SERVICES INC             OTC EQ    492914106        5596          302000 N        X                     X
KONA GRILL INC                      OTC EQ    50047H201         456           25000 N        X                     X
CALL US AIRWAYS JUL 30              CALL O    90341W7GF          34           20000 C        X                     X
PUT LIZ CLAIBORNE IN JUL 40         PUT OP    5393207SH         145           50000 P        X                     X
LIMITED INC                         COMMON    532716107        4268          155500 N        X                     X
MGM MIRAGE                          COMMON    552953101        6516           79000 N        X                     X
MCMORAN EXPLORATION COMPAN          COMMON    582411104         280           20000 N        X                     X
PUT 3M Co. JUL 90                   PUT OP    88579Y1SR          26            7500 P        X                     X
METALLICA RESORCES INC              COMMON    59125J104         113           25000 N        X                     X
99 CENTS ONLY STORES                COMMON    65440K106         328           25000 N        X                     X
NEWFIELD EXPLORATION CO             COMMON    651290108        5238          115000 N        X                     X
NEXTMART INC                        OTC EQ    65338F102         538         1654900 N        X                     X
OFFICEMAX INCORPORATED              COMMON    67622P101         491           12500 N        X                     X
OSHKOSH TRUCK CORP                  COMMON    688239201        2831           45000 N        X                     X
PEPSICO INC                         COMMON    713448108        1783           27500 N        X                     X
PANERA BREAD CO CL A                OTC EQ    69840W108         461           10000 N        X                     X
CALL PHARMACEUTICAL H JUL 75        CALL O    71712A7GO          68           10000 C        X                     X
PSYCHIATRIC SOLUTIONS INC           OTC EQ    74439H108         290            8000 N        X                     X
PUT POLO RALPH LAUREN JUL 105       PUT OP    7315721SA          36            5000 P        X                     X
POWERWAVE TECHNOLOGIES INC          OTC EQ    739363109         168           25000 N        X                     X
QIMONDA AG SPONSORED ADR            COMMON    746904101        1931          125000 N        X                     X
QSGI INC                            OTC EQ    74729D106        2139         2930478 N        X                     X
RANGE RESOURCES CORP                COMMON    75281A109        4022          107500 N        X                     X
RED ROBIN GOURMET BURGERS           OTC EQ    75689M101        2220           55000 N        X                     X
RENTECH INC                         COMMON    760112102         453          175000 N        X                     X
CALL STARBUCKS CORP JUL 30          CALL O    8552441GF           3           35000 C        X                     X
STARBUCKS CORP                      OTC EQ    855244109        2230           85000 N        X                     X
PROSHARES TRUST ULTRASHORT          COMMON    74347R883        1318           25000 N        X                     X
SKETCHERS USA INC CL A              COMMON    830566105         292           10000 N        X                     X
SONIC CORP                          OTC EQ    835451105         277           12500 N        X                     X
PUT SONIC CORP JUL 25               PUT OP    8354517SE          36           12500 P        X                     X
STANDARD & POORS DEPOSITAR          COMMON    78462F103        1218            8100 N        X                     X
PUT SPY OPTION JUL 150              PUT OP       QSYHST         269          103100 P        X                     X
SUNTRUST BANKS INC                  COMMON    867914103        4544           53000 N        X                     X
SUN HEALTHCARE GROUP INC            OTC EQ    866933401        1782          123000 N        X                     X
24/7 MEDIA INC                      OTC EQ    901314203        4544          387404 N        X                     X
TIFFANY & CO-NEW                    COMMON    886547108         398            7500 N        X                     X
CALL ISHARES LEHMAN 2 JUL 81        CALL O       QTLTGC          42           10000 C        X                     X
TOLL BROTHERS INC                   COMMON    889478103        3123          125000 N        X                     X
TITAN INTERNATIONAL INC-IL          COMMON    88830M102        6717          212500 N        X                     X
TEXAS ROADHOUSE INC                 COMMON    882681109         703           55000 N        X                     X
PUT VALERO ENERGY JUL 75            PUT OP    91913Y7SV          56           50000 P        X                     X
CALL WENDYS INTL SEP 40             CALL O    9505907IH          12           10000 C        X                     X
WILLIAMS COMPANIES INC              COMMON    969457100        3794          120000 N        X                     X
WMS INDUSTRIES INC                  COMMON    929297109         289           10000 N        X                     X
GREAT WOLF RESORTS INC              OTC EQ    391523107        4554          319560 N        X                     X
CALL YAHOO! INC OCT 30              CALL O    9843327JF          47           50000 C        X                     X
                                                             169376


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